Basis of Presentation (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended		12 Months Ended		189 Months Ended	198 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Net Cash used in Operating Activities	$ 6,100	$ (14,505)	$ (10,152)	$ (14,707)	$ (6,376)	$ (117,200)	$ (131,705)
Stockholders' Equity, Reverse Stock Split		one-for-sixteen basis